J.P. MORGAN INCOME FUNDS

JPMorgan Floating Rate Income Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated January 15, 2020

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information dated July 1, 2019, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
William J. Morgan*	2011	Managing Director
James P. Shanahan, Jr.	2011	Managing Director
Alexander Sammarco	2019	Executive Director
Thomas Davis	2020	Executive Director

*	Mr. Morgan has announced his retirement from JPMIM effective 2/29/20. Until his retirement, Mr. Morgan will continue to serve on the portfolio management team.

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Floating Rate Income Fund” section is deleted in its entirety and replaced by the following:

Floating Rate Income Fund

The Fund’s portfolio management is team-based. The Fund’s portfolio management team is comprised of William J. Morgan, Managing Director (until his retirement effective February 29, 2020), James P. Shanahan, Jr., Managing Director, Alexander Sammarco, Executive Director, and Thomas Davis, Executive Director. Mr. Morgan is a portfolio manager responsible for the high yield, leveraged loan, and short duration high yield styles. An employee of JPMIM or predecessor firms since 1998, Mr. Morgan has worked in the high yield investment industry since 1982 and has been a portfolio manager of the Fund since its inception. An employee of JPMIM or predecessor firms since 1998, Mr. Shanahan has worked in the high yield industry since 1986 and serves as portfolio manager for high yield, leveraged loans and distressed debt styles. Mr. Shanahan has served as a portfolio manager of the Fund since its inception. An employee of JPMIM since 2013 and a portfolio manager of the Fund since 2019, Mr. Sammarco currently serves as a portfolio manager for JPMIM’s Global High Yield team responsible for loan assignments and participations, global unconstrained strategies, and relative value styles. An employee of JPMIM since 2007 and a portfolio manager of the Fund since 2020, Mr. Davis currently serves as a portfolio manager for the Global High Yield team responsible for leveraged loans. Prior to 2019, Mr. Davis was a fixed income trader for the Global High Yield Team.

SUP-FRI-PM-120

Effective immediately, the information under the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” sections in the Statements of Additional Information with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2019:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Floating Rate Income Fund
William J. Morgan**	11	10,285,621	13	8,144,810	16	2,160,816
James P. Shanahan	14	12,166,302	17	8,489,380	21	2,995,542
Alexander Sammarco	10	908,329	17	1,882,502	8	265,789
Thomas Davis***	0	0	2	1,533,887	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Floating Rate Income Fund
William J. Morgan**	0	0	0	0	0	0
James P. Shanahan	0	0	0	0	1	303,346
Alexander Sammarco	0	0	0	0	0	0
Thomas Davis***	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	Mr. Morgan has announced his retirement from JPMIM effective 2/29/20. Until his retirement, Mr. Morgan will continue to serve on the portfolio management team.
***	As of 12/31/19.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of February 28, 2019.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Floating Rate Income Fund
William J. Morgan*						X
James P. Shanahan, Jr.							X
Thomas Davis**	X

*	Mr. Morgan has announced his retirement from JPMIM effective 2/29/20. Until his retirement, Mr. Morgan will continue to serve on the portfolio management team.
**	As of 12/31/19.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE